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Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 85.5%
	Basic Materials — 1.6%
716	Air Products and Chemicals, Inc.	$183,088
253	Albemarle Corporation	29,029
2,547	Dow, Inc.	136,519
1,046	DuPont de Nemours, Inc.	64,643
989	Ecolab, Inc.	196,041
3,512	Freeport-McMoRan, Inc.	139,391
1,281	Linde plc	518,587
725	LyondellBasell Industries N.V. - Class A	68,237
1,731	Newmont Corporation	59,737
639	Nucor Corporation	119,448
537	PPG Industries, Inc.	75,738
827	Sherwin-Williams Company	251,723
1,304	Southern Copper Corporation	107,058
		1,949,239
	Communications — 12.4%
1,253	Airbnb, Inc. - Class A (a)	180,607
28,853	Alphabet, Inc. - Class A (a)	4,042,304
24,058	Amazon.com, Inc. (a)	3,733,802
764	Arista Networks, Inc. (a)	197,632
17,879	AT&T, Inc.	316,280
98	Booking Holdings, Inc. (a)	343,732
303	CDW Corporation	68,696
424	Charter Communications, Inc. - Class A (a)	157,181
10,828	Cisco Systems, Inc.	543,349
10,830	Comcast Corporation - Class A	504,028
1,876	Corning, Inc.	60,951
1,150	eBay, Inc.	47,231
31	MercadoLibre, Inc. (a)	53,066
5,878	Meta Platforms, Inc. - Class A (a)	2,293,243
409	Motorola Solutions, Inc.	130,676
1,121	Netflix, Inc. (a)	632,367
770	Palo Alto Networks, Inc. (a)	260,653
1,199	T-Mobile US, Inc.	193,315
1,220	Trade Desk, Inc. - Class A (a)	83,485
3,923	Uber Technologies, Inc. (a)	256,054
223	VeriSign, Inc. (a)	44,350
10,962	Verizon Communications, Inc.	464,241
4,661	Walt Disney Company	447,689
5,309	Warner Bros. Discovery, Inc. (a)	53,196
		15,108,128
	Consumer, Cyclical — 7.3%
622	Aptiv plc (a)	50,587
59	AutoZone, Inc. (a)	162,966
2,685	Carnival Corporation (a)	44,517
70	Casey's General Stores, Inc.	18,995
69	Chipotle Mexican Grill, Inc. (a)	166,205
2,376	Copart, Inc. (a)	114,143
1,166	Costco Wholesale Corporation	810,230
322	Cummins, Inc.	77,055
845	D.R. Horton, Inc.	120,759
1,394	Delta Air Lines, Inc.	54,561
485	Dollar General Corporation	64,054
484	Dollar Tree, Inc. (a)	63,220
1,273	Fastenal Company	86,857
465	Ferguson plc	87,355
9,668	Ford Motor Company	113,309
3,294	General Motors Company	127,807
303	Genuine Parts Company	42,490
642	Hilton Worldwide Holdings, Inc.	122,596
2,685	Home Depot, Inc.	947,698
1,742	Las Vegas Sands Corporation	85,219
658	Lennar Corporation - Class A	98,601
492	Live Nation Entertainment, Inc. (a)	43,714
1,643	Lowe's Companies, Inc.	349,696
310	Lululemon Athletica, Inc. (a)	140,684
728	Marriott International, Inc. - Class A	174,523
1,936	McDonald's Corporation	566,706
1,727	Mobileye Global, Inc. - Class A (a)	44,660
3,241	NIKE, Inc. - Class B	329,059
189	O'Reilly Automotive, Inc. (a)	193,356
1,837	PACCAR, Inc.	184,416
80	Pool Corporation	29,700
288	PulteGroup, Inc.	30,113
1,163	Ross Stores, Inc.	163,146
573	Royal Caribbean Cruises, Ltd. (a)	73,058
1,193	Southwest Airlines Company	35,659
3,006	Starbucks Corporation	279,648
1,130	Target Corporation	157,160
7,005	Tesla, Inc. (a)	1,311,967
3,044	TJX Companies, Inc.	288,906
463	Tractor Supply Company	103,990
110	Ulta Beauty, Inc. (a)	55,226
649	United Airlines Holdings, Inc. (a)	26,856
114	W.W. Grainger, Inc.	102,103
1,810	Walgreens Boots Alliance, Inc.	40,852
3,651	Walmart, Inc.	603,328
703	Yum! Brands, Inc.	91,031
		8,878,781
	Consumer, Non-cyclical — 16.4%
4,590	Abbott Laboratories	519,359
4,590	AbbVie, Inc.	754,596
1,017	Agilent Technologies, Inc.	132,312
179	Align Technology, Inc. (a)	47,850
4,313	Altria Group, Inc.	173,038
1,379	Amgen, Inc.	433,365
1,991	Archer-Daniels-Midland Company	110,660
1,093	Automatic Data Processing, Inc.	268,638
241	Avery Dennison Corporation	48,067
1,078	Baxter International, Inc.	41,708
857	Becton Dickinson & Company	204,660
360	Biogen, Inc. (a)	88,798
272	Booz Allen Hamilton Holding Corporation	38,289
4,457	Boston Scientific Corporation (a)	281,950
5,588	Bristol-Myers Squibb Company	273,086
542	Cardinal Health, Inc.	59,181
492	Cencora, Inc.	114,479
1,888	Centene Corporation (a)	142,185
537	Church & Dwight Company, Inc.	53,619
785	Cigna Group	236,246
248	Cintas Corporation	149,933
262	Clorox Company	38,056
10,230	Coca-Cola Company	608,583
2,004	Colgate-Palmolive Company	168,737
448	Constellation Brands, Inc. - Class A	109,796
1,716	Corteva, Inc.	78,044
944	CoStar Group, Inc. (a)	78,805
3,326	CVS Health Corporation	247,355
1,718	Danaher Corporation	412,165
1,520	Dexcom, Inc. (a)	184,452
2,003	Edwards Lifesciences Corporation (a)	157,175
630	Elevance Health, Inc.	310,867
2,122	Eli Lilly & Company	1,369,985
272	Equifax, Inc.	66,460
859	Estée Lauder Companies, Inc. - Class A	113,379
164	FleetCor Technologies, Inc. (a)	47,549
182	Gartner, Inc. (a)	83,254
1,009	GE HealthCare Technologies, Inc.	74,020
1,413	General Mills, Inc.	91,718
3,318	Gilead Sciences, Inc.	259,667
589	Global Payments, Inc.	78,472
843	HCA Healthcare, Inc.	257,031
736	Hershey Company	142,445
1,164	Hormel Foods Corporation	35,351
375	Humana, Inc.	141,773
206	IDEXX Laboratories, Inc. (a)	106,106
358	Illumina, Inc. (a)	51,198
942	Intuitive Surgical, Inc. (a)	356,283
480	IQVIA Holdings, Inc. (a)	99,950
6,406	Johnson & Johnson	1,017,913
725	Kellanova	39,701
4,725	Kenvue, Inc.	98,091
2,154	Keurig Dr Pepper, Inc.	67,722
822	Kimberly-Clark Corporation	99,437
2,997	Kraft Heinz Company	111,279
1,582	Kroger Company	72,993
574	McCormick & Company, Inc.	39,124
421	Mckesson Corporation	210,454
3,443	Medtronic plc	301,401
6,626	Merck & Company, Inc.	800,288
909	Moderna, Inc. (a)	91,854
126	Molina Healthcare, Inc. (a)	44,911
3,538	Mondelez International, Inc. - Class A	266,305
2,575	Monster Beverage Corporation (a)	141,677
458	Moody's Corporation	179,554
2,685	PayPal Holdings, Inc. (a)	164,725
3,591	PepsiCo, Inc.	605,191
14,842	Pfizer, Inc.	401,921
4,011	Philip Morris International, Inc.	364,399
6,119	Procter & Gamble Company	961,540
329	Quanta Services, Inc.	63,842
284	Regeneron Pharmaceuticals, Inc. (a)	267,750
320	ResMed, Inc.	60,864
863	S&P Global, Inc.	386,926
214	STERIS plc	46,855
896	Stryker Corporation	300,590
1,130	Sysco Corporation	91,451
1,002	Thermo Fisher Scientific, Inc.	540,058
732	Tyson Foods, Inc. - Class A	40,084
155	United Rentals, Inc.	96,937
2,402	UnitedHealth Group, Inc.	1,229,199
560	Verisk Analytics, Inc.	135,257
666	Vertex Pharmaceuticals, Inc. (a)	288,631
274	West Pharmaceutical Services, Inc.	102,210
181	WK Kellogg Company	2,351
458	Zimmer Biomet Holdings, Inc.	57,525
1,232	Zoetis, Inc.	231,382
		19,963,087
	Energy — 3.3%
2,490	Baker Hughes Company	70,965
4,634	Chevron Corporation	683,191
3,171	ConocoPhillips	354,740
1,657	Coterra Energy, Inc.	41,226
1,460	Devon Energy Corporation	61,349
406	Diamondback Energy, Inc.	62,418
1,792	EOG Resources, Inc.	203,912
10,510	Exxon Mobil Corporation	1,080,532
2,186	Halliburton Company	77,931
764	Hess Corporation	107,365
5,451	Kinder Morgan, Inc.	92,231
1,341	Marathon Petroleum Corporation	222,070
2,188	Occidental Petroleum Corporation	125,963
1,003	ONEOK, Inc.	68,455
1,099	Phillips 66	158,597
575	Pioneer Natural Resources Company	132,152
3,702	Schlumberger NV	180,287
482	Targa Resources Corporation	40,951
879	Valero Energy Corporation	122,093
2,969	Williams Companies, Inc.	102,906
		3,989,334
	Financial — 12.0%
1,921	Aflac, Inc.	162,017
360	Alexandria Real Estate Equities, Inc.	43,524
586	Allstate Corporation	90,977
1,514	American Express Company	303,920
1,165	American Homes 4 Rent - Class A	40,833
2,418	American International Group, Inc.	168,075
1,417	American Tower Corporation	277,236
233	Ameriprise Financial, Inc.	90,131
587	Aon plc - Class A	175,178
686	Apollo Global Management, Inc.	68,874
833	Arch Capital Group, Ltd. (a)	68,664
642	Arthur J. Gallagher & Company	149,047
392	AvalonBay Communities, Inc.	70,172
18,229	Bank of America Corporation	619,968
1,790	Bank of New York Mellon Corporation	99,273
4,654	Berkshire Hathaway, Inc. - Class B (a)	1,785,927
395	BlackRock, Inc.	305,852
2,920	Blackstone, Inc.	363,394
609	Brown & Brown, Inc.	47,234
908	Capital One Financial Corporation	122,871
684	CBRE Group, Inc. - Class A (a)	59,036
3,899	Charles Schwab Corporation	245,325
1,081	Chubb, Ltd.	264,845
4,714	Citigroup, Inc.	264,785
878	CME Group, Inc.	180,728
1,692	Crown Castle, Inc.	183,159
753	Digital Realty Trust, Inc.	105,766
539	Discover Financial Services	56,875
304	Equinix, Inc.	252,250
1,139	Equity Residential	68,556
456	Extra Space Storage, Inc.	65,865
1,416	Fifth Third Bancorp	48,484
33	First Citizens BancShares, Inc - Class A	49,830
852	Goldman Sachs Group, Inc.	327,177
659	Hartford Financial Services Group, Inc.	57,307
1,461	Intercontinental Exchange, Inc.	186,029
2,040	Invitation Homes, Inc.	67,177
621	Iron Mountain, Inc.	41,930
7,539	JPMorgan Chase & Company	1,314,501
359	M&T Bank Corporation	49,578
29	Markel Group, Inc. (a)	43,425
1,304	Marsh & McLennan Companies, Inc.	252,767
2,199	Mastercard, Inc. - Class A	987,857
2,239	MetLife, Inc.	155,207
3,372	Morgan Stanley	294,173
1,080	Nasdaq, Inc.	62,392
10,937	NU Holdings, Ltd. - Class A (a)	94,168
972	PNC Financial Services Group, Inc.	146,976
503	Principal Financial Group, Inc.	39,787
1,769	Progressive Corporation	315,324
2,373	Prologis, Inc.	300,636
823	Prudential Financial, Inc.	86,357
645	Public Storage	182,658
1,756	Realty Income Corporation	95,509
234	SBA Communications Corporation	52,383
799	Simon Property Group, Inc.	110,749
689	State Street Corporation	50,896
487	T. Rowe Price Group, Inc.	52,815
559	Travelers Companies, Inc.	118,150
3,281	Truist Financial Corporation	121,594
3,809	U.S. Bancorp	158,226
2,270	VICI Properties, Inc.	68,372
4,375	Visa, Inc. - Class A	1,195,513
9,653	Wells Fargo & Company	484,388
1,970	Welltower, Inc.	170,425
1,591	Weyerhaeuser Company	52,137
227	Willis Towers Watson plc	55,910
		14,691,164
	Industrial — 5.9%
1,360	3M Company	128,316
4,582	Amcor plc	43,208
523	AMETEK, Inc.	84,752
1,467	Amphenol Corporation - Class A	148,314
825	Ball Corporation	45,746
1,483	Boeing Company (a)	312,972
2,050	Carrier Global Corporation	112,156
1,348	Caterpillar, Inc.	404,819
2,343	CSX Corporation	83,645
692	Deere & Company	272,357
297	Dover Corporation	44,485
1,074	Eaton Corporation plc	264,290
1,384	Emerson Electric Company	126,954
774	FedEx Corporation	186,758
780	Fortive Corporation	60,980
409	Garmin, Ltd.	48,871
788	General Dynamics Corporation	208,812
2,815	General Electric Company	372,763
333	Graco, Inc.	28,405
263	HEICO Corporation	47,232
1,732	Honeywell International, Inc.	350,314
881	Howmet Aerospace, Inc.	49,565
945	Illinois Tool Works, Inc.	246,551
901	Ingersoll Rand, Inc.	71,954
216	J.B. Hunt Transport Services, Inc.	43,412
1,650	Johnson Controls International plc	86,939
386	Keysight Technologies, Inc. (a)	59,158
421	L3Harris Technologies, Inc.	87,745
109	Lincoln Electric Holdings, Inc.	24,222
588	Lockheed Martin Corporation	252,493
143	Martin Marietta Materials, Inc.	72,704
63	Mettler-Toledo International, Inc. (a)	75,423
260	Norfolk Southern Corporation	61,162
453	Northrop Grumman Corporation	202,382
111	Old Dominion Freight Line, Inc.	43,403
1,573	Otis Worldwide Corporation	139,116
181	Owens Corning	27,427
291	Packaging Corporation of America	48,271
315	Parker-Hannifin Corporation	146,318
766	Republic Services, Inc.	131,078
261	Rockwell Automation, Inc.	66,106
3,824	RTX Corporation	348,443
776	TE Connectivity, Ltd.	110,339
101	Teledyne Technologies, Inc. (a)	42,265
558	Trane Technologies plc	140,644
136	TransDigm Group, Inc.	148,604
1,594	Union Pacific Corporation	388,825
1,877	United Parcel Service, Inc. - Class B	266,346
572	Veralto Corporation	43,867
303	Vulcan Materials Company	68,481
1,219	Waste Management, Inc.	226,283
382	Westinghouse Air Brake Technologies Corporation	50,260
537	Xylem, Inc.	60,380
		7,206,315
	Technology — 24.9%
1,657	Accenture plc - Class A	602,950
1,182	Adobe, Inc. (a)	730,216
4,477	Advanced Micro Devices, Inc. (a)	750,748
1,317	Analog Devices, Inc.	253,338
195	ANSYS, Inc. (a)	63,927
38,635	Apple, Inc.	7,124,294
2,327	Applied Materials, Inc.	382,326
539	Autodesk, Inc. (a)	136,804
1,102	Broadcom, Inc.	1,300,360
537	Broadridge Financial Solutions, Inc.	109,655
684	Cadence Design Systems, Inc. (a)	197,307
1,154	Cognizant Technology Solutions Corporation - Class A	88,996
443	Crowdstrike Holdings, Inc. - Class A (a)	129,578
564	Datadog, Inc. - Class A (a)	70,184
1,792	Dell Technologies, Inc. - Class C	148,521
625	Electronic Arts, Inc.	85,988
55	Fair Isaac Corporation (a)	65,936
1,321	Fidelity National Information Services, Inc.	82,245
1,492	Fiserv, Inc. (a)	211,670
1,975	Fortinet, Inc. (a)	127,368
2,808	Hewlett Packard Enterprise Company	42,934
2,200	HP, Inc.	63,162
11,200	Intel Corporation	482,496
2,384	International Business Machines Corporation	437,845
744	Intuit, Inc.	469,710
359	KLA Corporation	213,260
372	Lam Research Corporation	306,963
1,368	Microchip Technology, Inc.	116,526
2,741	Micron Technology, Inc.	235,041
19,595	Microsoft Corporation	7,790,580
112	Monolithic Power Systems, Inc.	67,505
194	MSCI, Inc.	116,132
6,502	NVIDIA Corporation	4,000,486
644	NXP Semiconductors NV	135,607
1,089	ON Semiconductor Corporation (a)	77,461
3,921	Oracle Corporation	437,976
3,512	Palantir Technologies, Inc. - Class A (a)	56,508
1,351	Paychex, Inc.	164,457
2,899	QUALCOMM, Inc.	430,530
263	Roper Technologies, Inc.	141,231
2,621	Salesforce, Inc. (a)	736,737
545	ServiceNow, Inc. (a)	417,143
513	Snowflake, Inc. - Class A (a)	100,363
381	Synopsys, Inc. (a)	203,206
378	Take-Two Interactive Software, Inc. (a)	62,344
2,395	Texas Instruments, Inc.	383,487
		30,352,101
	Utilities — 1.7%
558	Ameren Corporation	38,820
1,834	American Electric Power Company, Inc.	143,309
432	American Water Works Company, Inc.	53,577
1,386	Consolidated Edison, Inc.	125,987
796	Constellation Energy Corporation	97,112
3,045	Dominion Energy, Inc.	139,217
442	DTE Energy Company	46,596
1,868	Duke Energy Corporation	179,010
832	Edison International	56,143
449	Entergy Corporation	44,792
743	Eversource Energy	40,285
3,511	Exelon Corporation	122,218
1,211	FirstEnergy Corporation	44,419
5,237	NextEra Energy, Inc.	307,046
7,916	PG&E Corporation	133,543
1,533	PPL Corporation	40,165
1,109	Public Service Enterprise Group, Inc.	64,311
2,148	Sempra	153,711
2,633	Southern Company	183,047
691	WEC Energy Group, Inc.	55,805
1,253	Xcel Energy, Inc.	75,017
		2,144,130
	TOTAL COMMON STOCKS (Cost $96,654,495)	104,282,279

Principal Amount
	EQUITY-LINKED NOTES — 13.9%
$4,200,000	BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index), 16.20%, 02/14/2024 (b)	4,222,995
4,300,000	Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index), 16.16%, 02/28/2024 (b)	4,296,130
4,100,000	GS Finance Corporation, ELN, (linked to S&P 500 Index), 17.48%, 02/07/2024 (b)	4,122,994
4,250,000	RBC Capital Markets, LLC, ELN, (linked to S&P 500 Index), 17.66%, 02/22/2024 (b)	4,260,059
	TOTAL EQUITY-LINKED NOTES (Cost $16,850,000)	16,902,178
Shares
	SHORT-TERM INVESTMENTS — 1.9%
2,317,870	First American Treasury Obligations Fund - Class X, 5.25% (c)	2,317,870
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,317,870)	2,317,870

	TOTAL INVESTMENTS (Cost $115,822,365) — 101.3%	123,502,327
	Liabilities in Excess of Other Assets — (1.3)%	(1,528,274)
	NET ASSETS — 100.0%	$121,974,053

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c) Rate shown is the annualized seven-day yield as of January 31, 2024.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Aptus Large Cap Enhanced Yield ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$104,282,279	$–	$–	$104,282,279
Equity-Linked Notes	–	16,902,178	–	16,902,178
Short-Term Investments	2,317,870	–	–	2,317,870
Total Investments in Securities	$106,600,149	$16,902,178	$–	$123,502,327
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(a) See Schedule of Investments for further disaggregation of investment categories.
For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.